Significant Accounting Policies, Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Hong Kong profits tax rate percentage	16.50%
Hong Kong profits tax	$ 0
Greek annual contribution	$ 57
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Income taxes	$ 0	$ 34	$ 0
Statutory Tax Exemption on United States Source Income [Member]
Income Taxes [Abstract]
Maximum percentage of shipping income estimated to be treated as United States source income	50.00%
Estimated effective tax rate on United States source income	2.00%
Income taxes	$ 0	$ 34	$ 0